Impairment losses and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [abstract]
Schedule of goodwill impairment loss

(in millions of euros)	2018	2017	2016
Jordan	(56)	—	—
Luxembourg	—	(19)	—
Democratic Republic of the Congo	—	(1)	(95)
Poland	—	—	(494)
Cameroon	—	—	(90)
Egypt	—	—	(80)
Romania	—	—	(55)
Total of impairment of goodwill	(56)	(20)	(814)

Schedule of goodwill

	December 31, 2018			December 31, 2017	December 31, 2016
		Accumulated
		impairment
(in millions of euros)	Gross value	losses	Net book value	Net book value	Net book value
France	14,377	(13)	14,364	14,364	14,364
Spain	6,954	(114)	6,840	6,818	6,818
Europe	6,569	(3,989)	2,580	2,589	2,576
Poland	2,799	(2,688)	111	116	110
Belgium	1,011	(713)	298	298	293
Romania	1,806	(570)	1,236	1,236	1,236
Slovakia	806	—	806	806	806
Moldova	79	—	79	83	63
Luxembourg	68	(18)	50	50	68
Africa & Middle-East	2,551	(1,009)	1,542	1,629	1,709
Egypt	542	(542)	—	—	—
Burkina Faso	428	—	428	448	439
Côte d’Ivoire	417	(42)	375	375	375
Jordan	274	(111)	163	210	239
Morocco	251	—	251	246	258
Sierra Leone	152	—	152	181	220
Democratic Republic of the Congo	195	(195)	—	—	—
Cameroon	134	(90)	44	44	44
Other	158	(29)	129	125	134
Enterprise	2,480	(650)	1,830	1,493	1,497
International Carriers & Shared Services	18	—	18	18	15
Goodwill	32,949	(5,775)	27,174	26,911	26,979

(in millions of euros)	Note	2018	2017	2016
Gross Value in the opening balance		32,687	32,689	32,606
Acquisitions	3	353	38	904
Disposals		(12)	—	(6)
Translation adjustment		(39)	(40)	(815)
Reclassifications and other items	3	(40)	—	(0)
Reclassification to assets held for sale		—	—	—
Gross Value in the closing balance		32,949	32,687	32,689
Accumulated impairment losses in the opening balance		(5,776)	(5,710)	(5,535)
Impairment	7.1	(56)	(20)	(814)
Disposals		12	—	—
Translation adjustment		45	(46)	778
Reclassifications and other items		—	—	(139)
Reclassification to assets held for sale		—	—	—
Accumulated impairment losses in the closing balance		(5,775)	(5,776)	(5,710)
Net book value of goodwill		27,174	26,911	26,979

Schedule of the parameters used for the determination of recoverable amounts

December 31, 2018	France		Spain	Poland	Belgium	Romania	Egypt	Enterprise
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.0%	0.5%	2.3%	4.0%	0.3%
Post-tax discount rate	6.0	% (1)	7.0%	8.0%	6.8%	8.3%	13.8%	7.5%
Pre-tax discount rate	7.8%		8.8%	9.5%	8.6%	9.3%	16.1%	10.2%
December 31, 2017
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.0%	0.5%	2.3%	4.0%	0.3%
Post-tax discount rate	5.5	% (2)	8.6%	8.3%	6.8%	8.8%	17.0% – 13.50%	7.5%
Pre-tax discount rate	7.4%		10.8%	9.7%	9.0%	9.9%	19.5% – 16.0%	10.7%
December 31, 2016
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.0%	0.5%	2.3%	4.0%	0.3%
Post-tax discount rate	6.3%		7.8%	9.3%	6.8%	9.3%	16.5% – 13.0%	7.8%
Pre-tax discount rate	9.1%		9.7%	10.3%	9.6%	10.5%	18.3% – 14.8%	12.1%

(1)	The after-tax discount rate for France includes a corporate tax reduction of 25.82% by 2020.
(2)

The after-tax discount rate for France includes a corporate tax reduction of 28.92% by 2020 but it does not include the corporate tax reduction of 25.82% by 2022 voted in the 2018 Finance law at the end of December 2017.